Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other receivables	¥ 8,506	¥ 7,865
Other receivables	8,347	7,860
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	6,072	5,214
Government grants receivables	523	1,275
Rebate receivables on aircraft acquisitions	497	616
Other deposits	170	203
Others	1,244	557
Loss allowance [member]
Disclosure of financial assets [line items]
Other receivables	¥ (159)	¥ (5)